                      THE GOLDMAN SACHS EQUITY PORTFOLIOS
                              CLASS A AND B SHARES

    SUPPLEMENT DATED JANUARY 3, 1997 TO THE PROSPECTUS DATED MAY 1, 1996 AS
                            REVISED DECEMBER 1, 1996

  The following supplements the Fund Manager's table under the "Management"
section in the Prospectus:

FUND MANAGERS



                                                   YEARS           FIVE-
                                  FUND           PRIMARILY    YEAR EMPLOYMENT
      NAME AND TITLE         RESPONSIBILITY     RESPONSIBLE       HISTORY
-------------------------------------------------------------------------------
  Herbert E. Ehlers         Senior Portfolio    Since 1997  Mr. Ehlers joined
  Managing Director      Manager-Capital Growth             the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was the Chief
                                                            Investment Officer
                                                            of Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.
-------------------------------------------------------------------------------
  George D. Adler          Portfolio Manager-   Since 1997  Mr. Adler joined
  Vice President             Capital Growth                 the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was a portfolio
                                                            manager at Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.
-------------------------------------------------------------------------------
  Robert G. Collins        Portfolio Manager-   Since 1997  Mr. Collins joined
  Vice President             Capital Growth                 the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was a portfolio
                                                            manager at Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.
-------------------------------------------------------------------------------
  Gregory H. Ekizian       Portfolio Manager-   Since 1997  Mr. Ekizian joined
  Vice President             Capital Growth                 the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was a portfolio
                                                            manager at Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.
-------------------------------------------------------------------------------
  David G. Shell           Portfolio Manager-   Since 1997  Mr. Shell joined
  Vice President             Capital Growth                 the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was a portfolio
                                                            manager at Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.
-------------------------------------------------------------------------------
  Ernest C. Segundo, Jr.   Portfolio Manager-   Since 1997  Mr. Segundo joined
  Vice President             Capital Growth                 the Investment
                                                            Adviser in 1997.
                                                            Prior to 1997, he
                                                            was a portfolio
                                                            manager at Liberty
                                                            Investment
                                                            Management, Inc.
                                                            and its predecessor
                                                            firm.

  The following supplements the information appearing under the sections "Offering Price--Class A Shares" and "Offering Price--Class B Shares" on pages 34 and 36, respectively:

  The entire amount of the sales charge attributable to Class A shares will be reallowed to Authorized Dealers and an additional commission equal to 0.50% of the amount invested in Class B shares will be paid to Authorized Dealers during the period January 1, 1997 through April 15, 1997 if such shares are purchased through any Individual Retirement Account (IRA), including self-directed IRAs.

  The last paragraph under the section "Offering Price--Class A Shares" on page 34 will be revised as follows:

    (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; and

    (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (i) buy shares costing $500,000 or more, or
  (ii) have at the time of purchase, 100 or more eligible participants, or
  (iii) certify that they project to have annual plan purchases of $200,000 or more, or (iv) are provided administrative services by a third party administrator that in the aggregate satisfies (i) or (iii) above.

  Goldman Sachs may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases by plans satisfying the requirements set forth in (h) above equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described in the Prospectus, of 1.00% will be imposed upon the plan sponsor or the third party administrator.

  The following supplements the information appearing under the section "Waiver or Reduction of Contingent Deferred Sales Charge" on page 37:

  The CDSC on Class B shares and Class A shares that are subject to CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit-sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) excess contributions being returned to a Plan; (c) the death or disability (as defined in Section 72 of the Code) of a participant or beneficiary in a Plan; (d) hardship withdrawals by a participant or beneficiary in a Plan; (e) satisfying the minimum distribution requirements of the Code; (f) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; or (g) the separation from service by a participant or beneficiary in a Plan.